Note 19 - Commitments and Contingencies - Contractual Obligations and Commitments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Statement Line Items [Line Items]
Total Obligations and Commitments	$ 710
Not later than one year [member]
Statement Line Items [Line Items]
Total Obligations and Commitments	297
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Total Obligations and Commitments	338
Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Total Obligations and Commitments	75
Later than five years [member]
Statement Line Items [Line Items]
Total Obligations and Commitments	0
Committed exploration expenditures [member]
Statement Line Items [Line Items]
Contractual capital commitments	0	[1]
Committed exploration expenditures [member] | Not later than one year [member]
Statement Line Items [Line Items]
Contractual capital commitments	0	[1]
Committed exploration expenditures [member] | Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Contractual capital commitments	0	[1]
Committed exploration expenditures [member] | Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Contractual capital commitments	0	[1]
Committed exploration expenditures [member] | Later than five years [member]
Statement Line Items [Line Items]
Contractual capital commitments	0	[1]
Minera Juanicipio [member]
Statement Line Items [Line Items]
Contractual capital commitments	0	[2],[3]
Minera Juanicipio [member] | Not later than one year [member]
Statement Line Items [Line Items]
Contractual capital commitments	0	[2],[3]
Minera Juanicipio [member] | Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Contractual capital commitments	0	[2],[3]
Minera Juanicipio [member] | Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Contractual capital commitments	0	[2],[3]
Minera Juanicipio [member] | Later than five years [member]
Statement Line Items [Line Items]
Contractual capital commitments	0	[2],[3]
Consulting contract [member]
Statement Line Items [Line Items]
Contractual commitments	710
Consulting contract [member] | Not later than one year [member]
Statement Line Items [Line Items]
Contractual commitments	297
Consulting contract [member] | Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Contractual commitments	338
Consulting contract [member] | Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Contractual commitments	75
Consulting contract [member] | Later than five years [member]
Statement Line Items [Line Items]
Contractual commitments	$ 0

[1]	The Company also has discretionary commitments for property option payments and exploration expenditures as outlined above in Note 11 Exploration and Evaluation Assets. There is no obligation to make any of those payments or to conduct any work on its optioned properties. As the Company advances them, it evaluates exploration results and determines at its own discretion which option payments to make and which additional exploration work to undertake in order to comply with the funding requirements.
[2]	According to the operator, Fresnillo, contractual commitments including project development and for continuing operations total $16,234 ( December 31, 2021: $36,682) and purchase orders issued for project capital and sustaining capital total $31,575 ( December 31, 2021: $43,584), with respect to the Juanicipio Project on a 100% basis as at December 31, 2022.
[3]	Although the Company makes cash advances to Juanicipio as cash called by the operator Fresnillo (based on approved budgets), they are not contractual obligations. The Company intends, however, to continue to fund its share of cash calls and avoid dilution of its ownership interest in Juanicipio.